DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS
DISCONTINUED OPERATIONS AND SIGNIFICANT DISPOSALS

Discontinued Operations
The following Discontinued operations are recorded within the Corporate/Other segment.

Sale of Brazil Credicard Business
Citi sold its non-Citibank-branded cards and consumer finance business in Brazil (Credicard) in 2013. Residual costs and resolution of certain contingencies from the disposal resulted in income from Discontinued operations, net of taxes, of $0 million, $6 million and $52 million for 2016, 2015 and 2014, respectively.

Sale of Certain Citi Capital Advisors Business
Citi sold its liquid strategies business within Citi Capital Advisors (CCA) pursuant to two separate transactions in 2013 and reported them as Discontinued operations. Residual costs from the disposals resulted in income from Discontinued operations, net of taxes, of $0 million and $1 million and losses from Discontinued operations, net of taxes, of $4 million for 2016, 2015 and 2014, respectively.

Sale of Egg Banking plc Credit Card Business
Citi sold the Egg Banking plc (Egg) credit card business in 2011 and reported it as Discontinued operations. Residual costs from the disposal resulted in losses from Discontinued operations, net of taxes, of $48 million, $61 million and $30 million for 2016, 2015 and 2014, respectively.

Audit of Citi German Consumer Tax Group
Citi completed the sale of its German retail banking operations in 2008 and reported them as Discontinued operations. During 2014, residual costs from the disposal resulted in a tax expense of $20 million.

Combined Results for Discontinued Operations
The following summarizes financial information for all Discontinued operations for which Citi continues to have minimal residual costs associated with the sales:

In millions of dollars	2016	2015	2014
Total revenues, net of interest expense(1)	$—	$—	$74
Income (loss) from discontinued operations	$(80)	$(83)	$10
Provision (benefit) for income taxes	(22)	(29)	12
Loss from discontinued operations, net of taxes	$(58)	$(54)	$(2)

(1) Total revenues include gain or loss on sale, if applicable.

Cash flows for the Discontinued operations were not material for all periods presented.

Significant Disposals
The following sales completed during 2016, 2015 and 2014 were identified as significant disposals. The major classes of assets and liabilities derecognized from the Consolidated Balance Sheet, and the income (loss) before taxes related to each business until the disposal date, are presented below.

Novation of the Primerica 80% Coinsurance Agreement
Effective January 1, 2016, Citi completed a novation (an
arrangement that extinguishes Citi’s rights and obligations
under a contract) of the Primerica 80% coinsurance
agreement, which was recorded in Corporate/Other, to a third-party re-insurer. The novation resulted in revenues of $404 million recorded in Other revenue ($263 million after-tax) during the year. Furthermore, the novation resulted in derecognition of $1.5 billion of available-for-sale securities and cash, $0.95 billion of deferred acquisition costs and $2.7 billion of insurance liabilities.
Income before taxes, excluding the revenue upon
novation, was as follows:

In millions of dollars	2016	2015	2014
Income before taxes	$—	$135	$143

Sale of OneMain Financial Business
On November 15, 2015, Citi sold OneMain Financial (OneMain), which was part of Corporate/Other, including 1,100 retail branches, 5,500 employees, and approximately 1.3 million customer accounts. OneMain had approximately $10.2 billion of assets, including $7.8 billion of loans (net of allowance), and $1.4 billion of available-for-sale securities. OneMain also had $8.4 billion of liabilities, including $6.2 billion of long-term debt and $1.1 billion of short-term borrowings. The transaction generated a pretax gain on sale of $2.6 billion, recorded in Other revenue ($1.6 billion after-tax) in 2015. However, when combined with the loss on redemption of certain long-term debt supporting certain Corporate/Other assets during the fourth quarter of 2015, the resulting net after-tax gain was $0.8 billion.
Income before taxes, excluding the pretax gain on sale and loss on redemption of debt, was as follows:

In millions of dollars	2016	2015	2014
Income before taxes	$—	$663	$890

Sale of Japan Cards Business
On December 14, 2015, Citi sold its Japan cards business, which was part of Corporate/Other, including $1,350 million of consumer loans (net of allowance), approximately 720,000 customer accounts and 840 employees. The transaction generated a pretax gain on sale of $180 million, recorded in Other revenue ($155 million after-tax) in 2015. Loss before taxes, excluding the pretax gain on sale, was as follows:

In millions of dollars	2016	2015	2014
Loss before taxes	$—	$(5)	$—

Sale of Japan Retail Banking Business
On November 1, 2015, Citi sold its Japan retail banking business, which was part of Corporate/Other, including $563 million of consumer loans (net of allowance), $20 billion of deposits, approximately 725,000 customer accounts, 1,600 employees and 32 branches. The transaction generated a pretax gain on sale of $446 million, recorded in Other revenue ($276 million after-tax) in 2015. Loss before taxes, excluding the pretax gain on sale, was as follows:

In millions of dollars	2016	2015	2014
Loss before taxes	$—	$(57)	$(5)

Sale of Spain Consumer Operations
On September 22, 2014, Citi sold its consumer operations in Spain, which were part of Corporate/Other, including $1.7 billion of consumer loans (net of allowance), $3.4 billion of assets under management, $2.2 billion of customer deposits, 45 branches, 48 ATMs and 938 employees, with the buyer assuming the related current pension commitments at closing. The transaction generated a pretax gain on sale of $243 million, recorded in Other revenue ($131 million after-tax) in 2014. Income before taxes, excluding the pretax gain on sale, was as follows:

In millions of dollars	2016	2015	2014
Income before taxes	$—	$—	$130

Sale of Greece Consumer Operations
On September 30, 2014, Citi sold its consumer operations in Greece, which were part of Corporate/Other, including $353 million of consumer loans (net of allowance), $1.1 billion of assets under management, $1.2 billion of customer deposits, 20 branches, 85 ATMs and 719 employees, with the buyer assuming certain limited pension obligations related to Diners’ Club’s employees at closing. The transaction generated a pretax gain on sale of $209 million, recorded in Other revenue ($91 million after-tax). Loss before taxes, excluding the pretax gain on sale in 2014, was as follows:

In millions of dollars	2016	2015	2014
Loss before taxes	$—	$—	(76)